BUSINESS ACQUISITION (Details Narrative)			11 Months Ended	12 Months Ended
	Jul. 14, 2022 AUD ($)	Aug. 13, 2021 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)	Jul. 14, 2022 EUR (€)
IfrsStatementLineItems [Line Items]
Revenue					$ 8,686,118	$ 6,794,816	$ 120,554
Operating loss					11,909,252	$ 7,163,123	$ 7,077,619
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Amount settled in cash	$ 486,188							€ 277,500
Total consideration	486,188							€ 277,500
Acquistion cost	$ 40,625
Revenue				$ 944,058
Operating loss				$ 89,618
EasyDNA [member]
IfrsStatementLineItems [Line Items]
Amount settled in cash		$ 3,400,625
Total consideration		4,974,761
Acquistion cost		116,682
Revenue			$ 5,989,782		7,698,605
Operating loss			$ 165,000		$ 2,871,259
Amount settled in shares, value		$ 1,574,136